OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT ASSETS
Advance payments on inventories	€ 1,317	€ 2,635
Restricted cash	89	1,049
Prepaid expenses	3,667	730
Contract assets		401
Total other current non-financial assets	€ 5,073	€ 4,815